Commitments, Contingencies and Guarantees (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Commitments, Contingencies and Guarantees
Unrecognized aggregate liability for the unvested DSUs	$ 700
Unrecognized aggregate liability for the unvested CRSUs	$ 1,600
Equity derivatives, number of common shares held (in shares)	306,258
DSU liability, number of common shares (in shares)	306,258
Contingent consideration	$ 7,387	$ 8,674
Business combination agreements
Commitments, Contingencies and Guarantees
Period for revenue performance targets	2 years
Supply Vision, GroundCloud, MCP And Sellercloud | Business combination agreements
Commitments, Contingencies and Guarantees
Maximum potential performance-based contingent consideration	$ 26,000
Contingent consideration	$ 7,400